Earnings per share - Summary of Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Basic earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 13,975	€ (25,621)	€ (97,177)
Basic loss per ordinary share (in euro per share)	€ 0.06	€ (0.12)	€ (0.49)
Diluted earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 13,975	€ (25,621)	€ (97,177)
Diluted loss per ordinary share (in euro per share)	€ 0.06	€ (0.12)	€ (0.49)
Ordinary shares
Basic earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 11,613	€ (21,635)	€ (88,460)
Weighted average number of basic ordinary shares outstanding (in thousand of shares)	193,345,000	187,326,000	179,455,000
Basic loss per ordinary share (in euro per share)	€ 0.06	€ (0.12)	€ (0.49)
Diluted earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 11,628	€ (21,635)	€ (88,460)
Weighted average number of diluted ordinary shares outstanding (in thousand of shares)	194,817,000	187,326,000	179,455,000
Diluted loss per ordinary share (in euro per share)	€ 0.06	€ (0.12)	€ (0.49)
Preference shares
Basic earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 2,362	€ (3,986)	€ (8,717)
Weighted average number of basic preference shares outstanding (in thousand of shares)	39,323,000	34,509,000	17,684,000
Diluted earnings per share [abstract]
Profit / (loss) from continuing operations attributable to the owners of the parent	€ 2,347	€ (3,986)	€ (8,717)
Weighted average number of diluted number of preference shares outstanding (in thousand of shares)	39,323,000	34,509,000	17,684,000